Impairment of Goodwill and Other Non-Current Assets - Summary of Goodwill Acquired Through Business Combinations Allocated to CGUs for Impairment Testing (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Yakutugol [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	₽ 6,935	₽ 10,259
Gross carrying amount [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	12,932	15,982
Gross carrying amount [member] | Yakutugol [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	10,259	13,399
Gross carrying amount [member] | Kuzbass Power Sales Company (KPSC) [member] | Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	1,026	1,026
Gross carrying amount [member] | Port Posiet [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	756	756
Gross carrying amount [member] | Chelyabinsk Metallurgical Plant (CMP) [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	679	589
Gross carrying amount [member] | Southern Kuzbass Coal Company (SKCC) [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	143	143
Gross carrying amount [member] | Port Temryuk [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	₽ 69	₽ 69